Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Deferred revenue	$ 20,813	$ 24,507
Employee compensation and benefits	114,122	113,431
Intangible assets and computer software	40,208	50,564
Tax credits, net capital and operating loss carryforwards	145,525	170,591
Lease liabilities	51,644	37,130
Other	79,822	76,908
Total deferred tax assets	452,134	473,131
Valuation allowances	(63,213)	(61,513)
Total deferred tax assets, net	388,921	411,618
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(15,802)	(33,339)
Intangible assets and computer software	(114,511)	(116,966)
Lease assets	(47,305)	(33,215)
Other	(55,016)	(46,780)
Total deferred tax liabilities	(232,634)	(230,300)
Net deferred tax assets	$ 156,287	$ 181,318